Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure

	Summary Compensation Table Total for PEO			Compensation Actually Paid to PEO			Average Summary Compensation Table Total for Non-PEO Named	Average Compensation Paid to Non-PEO Named	Total Shareholder	Net
Year	Paul Warley(1)	Jeff Max(2)	Victor Lee(3)	Paul Warley(1)	Jeff Max(2)	Victor Lee(3)	Executive Officers	Executive Officers(4)	Return (“TSR”)	Income (Loss)
2024	$778,875	$—	$—	$618,854	$—	$—	$364,300	$324,897	3.8	$(9,163,575)
2023	484,600	319,100	—	(370,570)	(3,692,787)	—	228,600	228,600	0.3	(17,069,896)
2022	—	19,209,354	784,520	—	8,966,892	784,520	2,447,031	1,726,031	13	(19,757,925)

Adjustment To PEO Compensation, Footnote [Text Block]

1	The compensation actually paid is adjusted as shown in the following table:

Paul Warley	2024	2023	2022
Total Compensation as reported	$778,875	$484,600	$—
Fair Value of equity awards granted during fiscal year	(263,075)	—	—
Fair Value at fiscal year-end of outstanding and unvested equity awards granted in fiscal year	54,083	—	—
Fair Value at vesting of equity awards granted in fiscal year that vested during fiscal year	50,220	—	—
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(495)	(248,153)	—
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(754)	(607,018)	—
Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—
Compensation Actually Paid to CEO	$618,854	$(370,570)	$—

2	The compensation actually paid is adjusted as shown in the following table:

Jeff Max	2024	2023	2022
Total Compensation as reported	$—	$319,100	$19,209,354
Fair Value of equity awards granted during fiscal year	—	—	(18,980,754)
Fair Value at fiscal year-end of outstanding and unvested equity awards granted in fiscal year	—	—	4,225,014
Fair Value at vesting of equity awards granted in fiscal year that vested during fiscal year	—	—	4,513,278
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	—	(299,073)	—
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	—	—	—
Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	(3,712,814)	—
Compensation Actually Paid to CEO	$—	$(3,692,787)	$8,966,892

3	The compensation actually paid is adjusted as shown in the following table:

Victor Lee	2024	2023	2022
Total Compensation as reported	$—	$—	$784,520
Fair Value of equity awards granted during fiscal year	—	—	—
Fair Value at fiscal year-end of outstanding and unvested equity awards granted in fiscal year	—	—	—
Fair Value at vesting of equity awards granted in fiscal year that vested during fiscal year	—	—	—
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	—	—	—
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	—	—	—
Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—
Compensation Actually Paid to CEO	$—	$—	$784,520

Non-PEO NEO Average Total Compensation Amount	$ 364,300	$ 228,600	$ 2,447,031
Non-PEO NEO Average Compensation Actually Paid Amount	$ 324,897	228,600	1,726,031
CAP Versus Company TSR

CAP Versus Company TSR

CAP of our PEO and the average of non-PEO NEOs increased from the year ended December 31, 2023 when compared to the year ended December 31, 2024. Over the same two year period, our cumulative TSR increased, reflecting the same trend between our CAP and our cumulative TSR. This consistency is primarily a result of granting additional compensation in the form of raises, bonuses and stock based compensation to our PEO and our non-PEO NEOs.

CAP of our PEO and the average of non-PEO NEOs decreased from the year ended December 31, 2022 when compared to the year ended December 31, 2023. Over the same two year period, our cumulative TSR decreased, reflecting the same trend between our CAP and our cumulative TSR. This consistency is primarily a result of removing our former CEO and appointing a new CEO (who was our former CFO) at a lower annual salary. The Company also hired two new non-PEO NEOs at a lower annual salary. Additionally, the decrease is due to the Company not granting new equity awards during the year ended December 31, 2023, to its PEO and non-PEO NEOs.

CAP Versus Net Income

CAP Versus Net Income

CAP of our PEO and the average of non-PEO NEOs increased from the year ended December 31, 2023 when compared to the year ended December 31, 2024. Net Loss also decreased from the year ended December 31, 2023 to the year ended December 31, 2024. Compensation is not directly tied to Net Income or Loss within our compensation program.

CAP of our PEO and the average of non-PEO NEOs decreased from the year ended December 31, 2022 when compared to the year ended December 31, 2023. Net Loss decreased from the year ended December 31, 2022 to the year ended December 31, 2023. Compensation is not directly tied to Net Income or Loss within our compensation program.

Total Shareholder Return Amount	$ 38	3	130
Net Income (Loss) Attributable to Parent	(9,163,575)	(17,069,896)	(19,757,925)
Paul Warley [Member]
Pay vs Performance Disclosure [Table]
Total Compensation as reported	778,875	484,600	0
Compensation Actually Paid to CEO	618,854	(370,570)	0
Paul Warley [Member] | PEO [Member] | Fair Value of equity awards granted during fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(263,075)	0	0
Paul Warley [Member] | PEO [Member] | Fair Value at fiscal year-end of outstanding and unvested equity awards granted in fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	54,083	0	0
Paul Warley [Member] | PEO [Member] | Fair Value at vesting of equity awards granted in fiscal year that vested during fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	50,220	0	0
Paul Warley [Member] | PEO [Member] | Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(495)	(248,153)	0
Paul Warley [Member] | PEO [Member] | Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(754)	(607,018)	0
Paul Warley [Member] | PEO [Member] | Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Paul Warley [Member] | PEO [Member] | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Jeff Max [Member]
Pay vs Performance Disclosure [Table]
Total Compensation as reported	0	319,100	19,209,354
Compensation Actually Paid to CEO	0	(3,692,787)	8,966,892
Jeff Max [Member] | PEO [Member] | Fair Value of equity awards granted during fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(18,980,754)
Jeff Max [Member] | PEO [Member] | Fair Value at fiscal year-end of outstanding and unvested equity awards granted in fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	4,225,014
Jeff Max [Member] | PEO [Member] | Fair Value at vesting of equity awards granted in fiscal year that vested during fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	4,513,278
Jeff Max [Member] | PEO [Member] | Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(299,073)	0
Jeff Max [Member] | PEO [Member] | Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Jeff Max [Member] | PEO [Member] | Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Jeff Max [Member] | PEO [Member] | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(3,712,814)	0
Victor Lee [Member]
Pay vs Performance Disclosure [Table]
Total Compensation as reported	0	0	784,520
Compensation Actually Paid to CEO	0	0	784,520
Victor Lee [Member] | PEO [Member] | Fair Value of equity awards granted during fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Victor Lee [Member] | PEO [Member] | Fair Value at fiscal year-end of outstanding and unvested equity awards granted in fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Victor Lee [Member] | PEO [Member] | Fair Value at vesting of equity awards granted in fiscal year that vested during fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Victor Lee [Member] | PEO [Member] | Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Victor Lee [Member] | PEO [Member] | Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Victor Lee [Member] | PEO [Member] | Dividends or other earnings paid on stock or options awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Victor Lee [Member] | PEO [Member] | Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0